CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 5,804	$ 5,051	$ 2,299	$ 10,855	$ 5,711
Other comprehensive income
Actuarial gains and losses	204		449	204	449
Change in fair value of investments in equity instruments	(20)	3	56	(17)	68
Tax effect	(53)	11	(142)	(42)	(154)
Currency translation adjustment generated by the parent company	(5,387)	(1,750)	1,239	(7,137)	(2,934)
Items not potentially reclassifiable to profit and loss	(5,256)	(1,736)	1,602	(6,992)	(2,571)
Currency translation adjustment	2,523	1,012	(746)	3,535	1,777
Cash flow hedge	3,222	(263)	(424)	2,959	80
Variation of foreign currency basis spread	21	49	(4)	70	(4)
share of other comprehensive income of equity affiliates, net amount	2,548	(84)	(18)	2,464	451
Other	(1)		(1)	(1)
Tax effect	(1,112)	53	100	(1,059)	(57)
Items potentially reclassifiable to profit and loss	7,201	767	(1,093)	7,968	2,247
Total other comprehensive income (net amount)	1,945	(969)	509	976	(324)
Comprehensive income	7,749	4,082	2,808	11,831	5,387
TotalEnergies share	7,705	3,953	2,670	11,658	5,212
Non-controlling interests	$ 44	$ 129	$ 138	$ 173	$ 175